Consolidated Statements of Changes in Stockholder's Deficit (Parenthetical) - COLUMBUS CIRCLE CAPITAL CORP I [Member]	6 Months Ended
Dec. 31, 2024 shares
Aggregate of ordinary shares that are subject to forfeiture	1,000,000
Common Class B [Member]
Aggregate of ordinary shares that are subject to forfeiture	1,000,000
Private Placement [Member]
Sale of private placement units	650,000